Investments in equity-accounted associates and joint ventures	12 Months Ended
Oct. 31, 2023
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Investments in equity-accounted associates and joint ventures

Note 25	Investments in equity-accounted associates and joint ventures

Joint ventures
CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company Inc. (collectively referred to as CIBC Mellon), which provide trust and asset servicing, both in Canada. As at October 31, 2023, the carrying value of our investments in the joint ventures was $532 million (2022: $426 million), which was included in Corporate and Other.
As at October 31, 2023, loans to the joint ventures totalled nil (2022: nil) and undrawn credit commitments totalled $131 million (2022: $130 million).
CIBC, The Bank of New York Mellon, and CIBC Mellon have, jointly and severally, provided indemnities to customers of the joint ventures in respect of securities lending
transactions. See Note 21 for additional details.
There was no unrecognized share of losses of any joint ventures, either for the year or cumulatively. In 2023 and 2022, none of our joint ventures experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2023	2022
Net income	$46	$52
OCI	61	(218)
Total comprehensive income (loss)	$107	$(166)
Associates
As at October 31, 2023, the total carrying value of our investments in associates was $
137
 million (2022: $
206
 million). These investments comprise: listed associates with a carrying value of nil
(2022: $
33
million) and a fair value of
nil
(2022: $
33
million), based on quoted prices in an active market categorized as
L
evel 1 valuation inputs within the fair value hierarchy; and unlisted associates with a carrying value of $
137
 million (2022: $
173
 million) and a fair value of $
240
 million (2022: $
197
 million), based on
non-observable
valuation inputs categorized as
L
evel 3 valuation inputs within the fair value hierarchy. Of the total carrying value of our investments in associates, $
19
 million (2022: $
18
 million) was included in Canadian Personal and Business Banking, $
33
 million (2022: $
33
million) in Canadian Commercial Banking and Wealth Management,
nil
(2022: $
7
 million) in U.S. Commercial Banking and Wealth Management, $
42
 million (2022: $
109
 million) in
Capital Markets and Direct Financial Services, and $
43
 million (2022: $
39
 million) in Corporate and Other.
As at October 31, 2023, loans to associates totalled nil (2022: nil) and undrawn credit commitments totalled $1 million (2022: $1 million). We also had commitments to invest up to nil (2022: nil) in our associates.
There was no unrecognized share of losses of any associate, either for the year or cumulatively. In 2023 and 2022, none of our associates experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2023	2022
Net income (loss)	$(16)	$(5)
OCI	5	–
Total comprehensive income (loss)	$(11)	$(5)